U.S. Prime Brokerage Event - Additional Information (Detail) - JPY (¥) ¥ in Millions		3 Months Ended	12 Months Ended
	May 17, 2021	Mar. 31, 2022	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Trading gains losses			¥ 368,799	¥ 310,040	¥ 356,609
Non-interest expenses - Other			232,855	287,023	¥ 178,837
Subprime Borkerage [Member] | US | Loans With The Client [Member] | Subsidiaries [Member]
Loss on margin calls prime brokerage transactions	¥ (65,362)			(245,749)
Trading gains losses	(56,073)	¥ 12,161		(204,188)
Provision for credit losses	¥ 9,289		¥ 9,289	¥ 41,561
Non-interest expenses - Other		(2,535)
Loss recovered on margin calls prime brokerage transactions		¥ (14,696)